UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2009
Date of reporting period: 04/01/2008 – 06/30/2008
Item 1 – Schedule of Investments

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

New York -	ABN AMRO MuniTops Certificates Trust, New York City, New York, City Municipal
99.7%	Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds,
	VRDN, Series 2004-46, 1.57%, 12/15/12 (a)(b)(c)	$ 12,000	$ 12,000,000

	ABN AMRO MuniTops Certificates Trust, New York, Revenue Refunding Bonds,
	VRDN, Series 2002-10, 1.57%, 11/15/10 (a)(b)(c)	23,340	23,340,000

	Albany County, New York, Airport Authority, Airport Revenue Refunding Bonds,
	VRDN, AMT, Series A, 1.60%, 12/15/23 (b)	8,320	8,320,000

	Albany, New York, City School District, GO, BAN, Series A, 3%, 6/26/09	10,000	10,117,523

	Albany, New York, City School District, GO, Refunding, BAN, 4%, 7/18/08	12,300	12,301,627

	Albany, New York, GO, BAN, 4%, 7/11/08	11,375	11,375,920

	Albany, New York, IDA, Civic Facility Revenue Bonds (Albany Medical Center
	Hospital Project), VRDN, Series C, 1.52%, 5/01/27 (b)	1,920	1,920,000

	Arlington, New York, Central School District, GO, BAN, Series B, 4.25%, 8/22/08	4,200	4,203,494

	Auburn, New York, GO, BAN, Series A, 1.99%, 6/05/09	6,660	6,706,221

	BB&T Municipal Trust, New York Liberty Development Corporation Revenue
	Bonds (Goldman Sachs Headquarters), FLOATS, VRDN, Series 2025, 1.53%,
	10/01/35 (b)(c)	6,540	6,540,000

	Bank of America AUSTIN Trust, New York City, New York, GO, VRDN,
	Series 2007-173, 1.57%, 8/01/26 (b)(c)	10,850	10,850,000

	Bank of America AUSTIN Trust, Port Authority of New York and New Jersey,
	Revenue Refunding Bonds, VRDN, AMT, Series 2008-1107, 1.60%, 9/15/28 (b)(c)	8,085	8,085,000

	Bank of America MACON Trust, Seneca County, New York, IDA, Solid Waste
	Disposal Revenue Bonds, VRDN, AMT, Series W, 1.72%, 10/01/35 (b)(c)	23,000	23,000,000

	Binghamton, New York, City School District, GO, BAN, 3.90%, 9/19/08	4,200	4,202,330

	Broome County, New York, GO, Refunding, BAN, 2.75%, 4/17/09	15,000	15,135,255

	Burnt Hills-Ballston Lake Central School District, New York, GO, BAN,
	Series A, 3%, 7/02/09	4,873	4,934,669

	Burnt Hills-Ballston Lake Central School District, New York, GO, TAN,
	Series A, 3%, 7/02/09	2,855	2,890,916

	Carmel, New York, Central School District, GO, RAN, 3%, 6/30/09	3,800	3,844,156

	Cassadaga Valley, New York, Central School District, GO, Refunding,
	BAN, 2.75%, 6/16/09	7,705	7,752,865

	Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
	Corporation), VRDN, AMT, Series A, 1.76%, 9/01/21 (b)	1,690	1,690,000

	Chautauqua County, New York, GO, TAN, 3.20%, 12/17/08	8,500	8,517,340

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
ARS	Auction Rate Securities	M/F	Multi-Family
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
CP	Commercial Paper	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RAN	Revenue Anticipation Notes
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	TAN	Tax Anticipation Notes
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Cheektowaga, New York, Central School District, GO, BAN, 3.25%, 12/26/08	$ 10,000	$ 10,013,290

Churchville Chili, New York, Central School District, GO, BAN, 2.75%, 6/24/09	7,230	7,294,214

Depew, New York, Union Free School District, GO, BAN, 2.50%, 6/03/09	6,140	6,177,356

Eagle Tax-Exempt Trust, Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, VRDN, Series 2007-0030, Class A, 1.59%, 2/15/47 (a)(b)(c)(d)	12,400	12,400,000

East Aurora, New York, GO, BAN, 2.75%, 4/02/09	3,400	3,424,233

East Fishkill, New York, GO, BAN, 2.75%, 4/15/09	3,495	3,515,081

East Ramapo Central School District, New York, GO, BAN, 2.50%, 6/19/09	7,800	7,849,021

Eclipse Funding Trust, Solar Eclipse Certificates, New York Convention Center
Development Corporation, VRDN, Series 2006-0004, 1.58%, 11/15/27 (b)(c)(e)	20,735	20,735,000

Erie County, New York, IDA, Civic Facility Revenue Bonds (Child and Family
Services of Erie County), VRDN, 1.64%, 6/01/22 (b)	3,555	3,555,000

Erie County, New York, IDA, Civic Facility Revenue Bonds (Claddagh Commission
Inc. Project), VRDN, 1.64%, 12/01/15 (b)	1,175	1,175,000

Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC Project), VRDN,
Series B, 1.42%, 11/15/36 (b)	8,000	8,000,000

Fayetteville-Manlius Central School District, New York, GO, BAN,
2.75%, 4/24/09	6,214	6,274,424

Glens Falls, New York, City School District, GO, BAN, 4%, 7/11/08	9,875	9,875,798

Guilderland, New York, IDA, Civic Facility, Revenue Bonds (West Turnpike), VRDN,
Series A, 1.64%, 4/01/20 (b)	2,120	2,120,000

Hamburg Village, New York, GO, BAN, 2%, 2/05/09	2,920	2,934,040

Hoosick Falls, New York, Central School District, GO, Refunding,
BAN, 3%, 4/03/09	5,860	5,915,946

Irvington, New York, Union Free School District, GO, TAN, 3.25%, 6/19/09	6,000	6,081,104

Johnstown, New York, City School District, GO, BAN, 2%, 7/11/08	3,345	3,345,452

Kings Park, New York, Central School District, GO, BAN, 3.90%, 8/15/08	4,100	4,101,242

Lewisboro, New York, GO, BAN, 2%, 2/20/09	2,500	2,512,845

Lindenhurst, New York, Union Free School District, GO, TAN, 2.75%, 6/24/09	24,500	24,747,205

Lindenhurst, New York, Union Free School District, School Construction, GO, BAN,
Series B, 4%, 7/10/08	5,300	5,300,390

Livonia, New York, Central School District, GO, BAN, 2.50%, 6/25/09	2,270	2,276,780

Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
Series E, 1.35%, 12/01/29 (a)(b)	4,000	4,000,000

Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
Series H, 1.60%, 12/01/29 (a)(b)	11,200	11,200,000

Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
Series J, 1.40%, 12/01/29 (a)(b)	9,600	9,600,000

Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
Sub-Series 2A, 1.80%, 5/01/33 (b)	10,300	10,300,000

Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
Sub-Series 2B, 1.70%, 5/01/33 (b)	52,260	52,260,000

Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
Sub-Series 3B, 1.54%, 5/01/33 (b)	11,000	11,000,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
Bonds, ROCS, VRDN, Series II-R-10290, 1.59%, 11/15/12 (a)(b)(c)	$ 7,840	$ 7,840,000

Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
Refunding Bonds, VRDN, Series B, 1.45%, 11/01/22 (a)(b)	44,900	44,900,000

Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN,
Series 823D, 1.63%, 11/15/23 (a)(b)(c)	24,660	24,660,000

Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN,
Series 2566D, 1.68%, 11/15/21 (b)(c)(d)	38,522	38,522,500

Metropolitan Transportation Authority, New York, Revenue Bonds, MERLOTS,
VRDN, Series A12, 1.76%, 11/15/22 (a)(b)(c)	9,660	9,660,000

Metropolitan Transportation Authority, New York, Revenue Bonds, VRDN,
Sub-Series E-1, 1.34%, 11/01/35 (b)	12,300	12,300,000

Metropolitan Transportation Authority, New York, Revenue Bonds, VRDN,
Sub-Series E-2, 1.50%, 11/01/35 (b)	15,750	15,750,000

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
FLOATS, VRDN, Series 1448, 1.66%, 11/15/31 (b)(c)	5,585	5,585,000

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
VRDN, Series D-1, 1.40%, 11/01/29 (a)(b)	13,800	13,800,000

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
VRDN, Series D-2, 1.40%, 11/01/32 (a)(b)	43,790	43,790,000

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
VRDN, Sub-Series G-2, 2%, 11/01/26 (b)	17,095	17,095,000

Monroe County, New York, IDA, Civic Facility Revenue Refunding Bonds (Al Sigl
Center for Rehabilitation Agencies, Inc. Project), VRDN, 1.63%, 12/01/34 (b)	1,635	1,635,000

Monroe-Woodbury, New York, Central School District, GO, BAN,
3.70%, 11/14/08	3,486	3,490,170

Mount Sinai, New York, Union Free School District, GO, TAN, 2.75%, 6/30/09	9,435	9,533,407

Mount Vernon, New York, City School District, GO, BAN, 3.25%, 8/12/08	5,343	5,344,831

Nassau County, New York, IDA, Civic Facility Revenue Refunding and Improvement
Bonds (Cold Spring Harbor), VRDN, 1.60%, 1/01/34 (b)	7,450	7,450,000

Nassau County, New York, IDA, Revenue Bonds (Clinton Plaza Senior Housing
Project), VRDN, AMT, 1.55%, 9/01/34 (b)(f)	13,250	13,250,000

Nassau County, New York, Interim Financing Authority, Sales Tax Secured Revenue
Refunding Bonds, VRDN, Series A, 1.50%, 11/15/22 (a)(b)	6,280	6,280,000

Nassau County, New York, Interim Financing Authority, Sales Tax Secured Revenue
Refunding Bonds, VRDN, Series A, 1.30%, 11/15/25 (b)	15,000	15,000,000

Nassau County, New York, Interim Financing Authority, Sales Tax Secured Revenue
Refunding Bonds, VRDN, Series B, 1.30%, 11/15/21 (b)	15,000	15,000,000

Nassau County, New York, Interim Financing Authority, Sales Tax Secured Revenue
Refunding Bonds, VRDN, Series C, 1.42%, 11/15/19 (b)	20,000	20,000,000

Nassau County, New York, Interim Financing Authority, Sales Tax Secured Revenue
Refunding Bonds, VRDN, Series D, 1.41%, 11/15/17 (b)	43,000	43,000,000

New York City, New York, Capital Resource Corporation Revenue Bonds (Loan
Enhanced Assistance Program - Cobble Hill Health Center Inc.), VRDN, Series B-1,
1.45%, 7/01/37 (b)	6,000	6,000,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, City Housing Development Corporation, M/F Mortgage
Revenue Bonds (Parkview II Apartments Project), VRDN, AMT, Series A, 1.45%,
12/01/37 (b)	$ 10,900	$ 10,900,000

New York City, New York, City Housing Development Corporation, M/F Mortgage
Revenue Bonds (Spring Creek Housing LP), VRDN, AMT, Series A,
1.45%, 12/01/39 (b)	21,000	21,000,000

New York City, New York, City Housing Development Corporation, M/F Mortgage
Revenue Bonds (Susans Court Project), VRDN, AMT, Series A, 1.45%,
11/01/39 (b)	19,000	19,000,000

New York City, New York, City Housing Development Corporation, M/F Mortgage
Revenue Refunding Bonds (The Crest Project), VRDN, Series A, 1.40%,
12/01/36 (b)	19,510	19,510,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (155 West 21st Street Development), VRDN, AMT, Series A,
1.55%, 11/15/37 (b)(f)	11,500	11,500,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (Armory Place LLC), VRDN, AMT, Series A,
1.45%, 3/15/33 (b)(f)	14,065	14,065,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (Atlantic Court Apartments Project), VRDN, AMT, Series A,
1.47%, 12/01/35 (b)(g)	10,900	10,900,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (Brittany Development), VRDN, AMT, Series A, 1.45%,
6/15/29 (b)(f)	24,830	24,830,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (Carnegie Park), VRDN, Series A, 1.70%,
11/15/19 (b)(f)	26,550	26,550,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (Clinton 54 LLC), VRDN, AMT, Series A, 1.47%,
8/15/32 (b)(f)	35,400	35,400,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (Lyric Development), VRDN, AMT, Series A, 1.45%,
11/15/31 (b)(f)	12,765	12,765,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (One Columbus Place Development), VRDN, AMT,
Series A, 1.45%, 11/15/28 (b)(f)	13,700	13,700,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (Tribeca Towers), VRDN, AMT, Series A,
1.80%, 11/15/19 (b)(f)	21,900	21,900,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (West 43rd Street Development), VRDN, AMT, Series A,
1.47%, 4/15/29 (b)(f)	19,400	19,400,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (West 61st Street Apartments Project), VRDN,
AMT, Series A, 1.55%, 12/15/37 (b)(f)	15,000	15,000,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (West 89th Street Development), VRDN, AMT, Series A,
1.80%, 11/15/29 (b)	$ 35,400	$ 35,400,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (West End Towers), VRDN, AMT, Series A,
1.45%, 5/15/34 (b)(f)	34,000	34,000,000

New York City, New York, City Housing Development Corporation, M/F Rental
Housing Revenue Bonds (Westport Development Project), VRDN, AMT, Series A,
1.45%, 6/15/34 (b)(f)	61,000	61,000,000

New York City, New York, City IDA, Civic Facility Revenue Bonds (Allen-Stevenson
School Project), VRDN, 1.58%, 12/01/34 (b)	3,025	3,025,000

New York City, New York, City IDA, Civic Facility Revenue Bonds (Federation of
French Alliances in the United States Project), VRDN,
1.63%, 2/01/35 (b)	2,010	2,010,000

New York City, New York, City IDA, Civic Facility Revenue Bonds (Heart Share
Human Services), VRDN, Series A, 1.55%, 7/01/21 (b)	5,145	5,145,000

New York City, New York, City IDA, Civic Facility Revenue Bonds (Hewitt School
Project), VRDN, 1.58%, 12/01/34 (b)	1,565	1,565,000

New York City, New York, City IDA, Civic Facility Revenue Bonds (Spence-Chapin,
Services to Families and Children Project), VRDN, 1.58%, 12/01/36 (b)	2,900	2,900,000

New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
(Brooklyn Heights Montessori School Project), VRDN, 1.55%, 1/01/27 (b)	6,095	6,095,000

New York City, New York, City IDA, IDR (Tiago Holdings LLC), VRDN, AMT, 1.56%,
1/01/37 (b)	20,000	20,000,000

New York City, New York, City IDA, Liberty Revenue Bonds (FC Hanson Office
Associates LLC Project), VRDN, 1.25%, 12/01/39 (b)	25,000	25,000,000

New York City, New York, City IDA, Solid Waste Facility Revenue Bonds (USA Waste
Services Inc.), VRDN, AMT, 1.49%, 12/01/17 (b)	19,190	19,190,000

New York City, New York, City IDA, Special Facility Revenue Bonds (Air Express
International Corporation Project), VRDN, AMT, 1.57%, 7/01/24 (b)	14,000	14,000,000

New York City, New York, City Municipal Water Finance Authority, CP,
1.80%, 7/07/08	4,000	4,000,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Bonds, PUTTERS, VRDN, Series 2540, 1.58%, 6/15/15 (b)	1,945	1,945,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Bonds, PUTTERS, VRDN, Series 2559, 1.58%, 12/15/13 (b)	2,000	2,000,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Bonds, VRDN, Sub-Series B-2, 1.40%, 6/15/24 (b)	6,900	6,900,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, FLOATS, VRDN, Series 1226, 1.53%,
6/15/15 (b)	7,200	7,200,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, PUTTERS, VRDN, Series 988, 1.58%,
6/15/13 (b)(c)	12,000	12,000,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, PUTTERS, VRDN, Series 1263, 1.61%,
6/15/13 (a)(b)(c)	$ 3,445	$ 3,445,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, VRDN, Series BB-1, 1.35%, 6/15/36 (b)	4,200	4,200,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, VRDN, Series BB-5, 1.40%,
6/15/33 (b)	27,100	27,100,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, VRDN, Series CC-1, 1.75%,
6/15/38 (b)	14,680	14,680,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, VRDN, Series CC-2, 1.05%,
6/15/38 (b)	19,500	19,500,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, VRDN, Series F-2, 1.34%, 6/15/33 (b)	6,880	6,880,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, VRDN, Sub-Series B-3,
1.75%, 6/15/25 (b)	5,900	5,900,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, VRDN, Sub-Series B-4, 1.40%,
6/15/23 (b)	13,300	13,300,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, VRDN, Sub-Series C-1, 1.65%,
6/15/18 (b)	12,300	12,300,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, VRDN, Sub-Series C-2, 1.35%,
6/15/18 (b)	54,450	54,450,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Refunding Bonds, VRDN, Sub-Series C-3, 1.35%,
6/15/18 (b)	4,800	4,800,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System, Second General Resolution Revenue Refunding Bonds, VRDN,
Series AA-1, 1.75%, 6/15/32 (b)	11,400	11,400,000

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System, Second General Resolution Revenue Refunding Bonds, VRDN,
Series AA-2, 1.75%, 6/15/32 (b)	4,000	4,000,000

New York City, New York, City Transitional Finance Authority, Future Tax Secured
Revenue Bonds, VRDN, Series A-1, 1.40%, 11/15/28 (b)	2,200	2,200,000

New York City, New York, City Transitional Finance Authority, Future Tax Secured
Revenue Bonds, VRDN, Series A-2, 1.40%, 11/15/27 (b)	67,615	67,615,000

New York City, New York, City Transitional Finance Authority Revenue Bonds,
FLOATS, VRDN, Series 362, 1.53%, 11/01/23 (b)(c)	5,667	5,667,500

New York City, New York, City Transitional Finance Authority Revenue Bonds (New
York City Recovery), VRDN, Series 3, Sub-Series 3-G, 1.35%, 11/01/22 (b)	30,900	30,900,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, City Transitional Finance Authority Revenue Bonds,
VRDN, Sub-Series 2-A, 1.40%, 11/01/22 (b)	$ 4,400	$ 4,400,000

New York City, New York, City Transitional Finance Authority Revenue Bonds,
VRDN, Sub-Series 2-C, 1.40%, 11/01/22 (b)	1,655	1,655,000

New York City, New York, City Transitional Finance Authority Revenue Bonds,
VRDN, Sub-Series 2-D, 1.35%, 11/01/22 (b)	20,740	20,740,000

New York City, New York, City Transitional Finance Authority Revenue Bonds,
VRDN, Sub-Series B-3, 1.40%, 11/01/28 (b)	1,600	1,600,000

New York City, New York, City Transitional Finance Authority, Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-11096, 1.54%, 11/01/21 (b)(c)	9,955	9,955,000

New York City, New York, City Transitional Finance Authority, Special Tax Revenue
Refunding Bonds, VRDN, Series C, 1.35%, 2/01/32 (b)	70,000	70,000,000

New York City, New York, GO, FLOATS, VRDN, Series 2471, 1.53%,
12/01/23 (b)(c)	8,505	8,505,000

New York City, New York, GO, FLOATS, VRDN, Series 2476, 1.53%,
4/01/35 (b)(c)	20,000	20,000,000

New York City, New York, GO, PUTTERS, VRDN, Series 1299, 1.61%,
4/01/14 (a)(b)(c)	5,440	5,440,000

New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 1.60%,
12/15/33 (b)(c)	30,000	30,000,000

New York City, New York, GO, Refunding, VRDN, Sub-Series C-2,
1.43%, 8/01/20 (b)	7,615	7,615,000

New York City, New York, GO, Refunding, VRDN, Sub-Series C-3,
1.30%, 8/01/20 (b)	12,815	12,815,000

New York City, New York, GO, Refunding, VRDN, Sub-Series J-3,
1.40%, 8/01/23 (b)	12,700	12,700,000

New York City, New York, GO, Refunding, VRDN, Sub-Series J-7,
1.40%, 10/01/21 (b)	10,500	10,500,000

New York City, New York, GO, Refunding, VRDN, Sub-Series J-9,
1.40%, 8/01/27 (b)	20,300	20,300,000

New York City, New York, GO, VRDN, Series F-4, 1.48%, 2/15/20 (b)	6,860	6,860,000

New York City, New York, GO, VRDN, Series F-5, 1.43%, 2/15/16 (b)	11,675	11,675,000

New York City, New York, GO, VRDN, Series F-6, 1.30%, 2/15/18 (b)	12,500	12,500,000

New York City, New York, GO, VRDN, Sub-Series A-3, 1.43%, 8/01/31 (b)	25,800	25,800,000

New York City, New York, GO, VRDN, Sub-Series A-4, 2.10%, 8/01/23 (b)	8,200	8,200,000

New York City, New York, GO, VRDN, Sub-Series A-5, 1.45%, 8/01/31 (b)	10,030	10,030,000

New York City, New York, GO, VRDN, Sub-Series A-9, 1.40%, 8/01/18 (b)	2,520	2,520,000

New York City, New York, GO, VRDN, Sub-Series B-9, 1.43%, 8/15/23 (b)	8,700	8,700,000

New York City, New York, GO, VRDN, Sub-Series E-3, 1.44%, 8/01/34 (b)	28,300	28,300,000

New York City, New York, GO, VRDN, Sub-Series F-3, 1.34%, 9/01/35 (b)	5,725	5,725,000

New York City, New York, GO, VRDN, Sub-Series H-2, 1.41%, 3/01/34 (b)	5,600	5,600,000

New York City, New York, GO, VRDN, Sub-Series H-6, 1.35%, 3/01/34 (b)	9,515	9,515,000

New York City, New York, GO, VRDN, Sub-Series L-4, 1.65%, 4/01/38 (b)	2,000	2,000,000

New York City, New York, GO, VRDN, Sub-Series L-6, 1.40%, 4/01/32 (b)	10,000	10,000,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds
(American Museum of Natural History), VRDN, Series B, 1.50%,
4/01/44 (b)	$ 10,000	$10,000,000

New York Liberty Development Corporation Revenue Bonds, FLOATS,
VRDN, Series 1251, 1.53%, 10/01/29 (b)(c)	4,800	4,800,000

New York State Commander of General Services Revenue Bonds (People of the
State of New York), VRDN, 1.47%, 9/01/21 (b)	13,529	13,529,000

New York State Dormitory Authority, Lease Revenue Bonds (Municipal Health
Facilities Improvement Program), Series 1, 5%, 1/15/09 (a)	2,325	2,352,861

New York State Dormitory Authority, Mental Health Facilities Improvement
Revenue Refunding Bonds, VRDN, Series F-2B, 1.50%, 2/15/21 (a)(b)	48,555	48,555,000

New York State Dormitory Authority, Mental Health Services Revenue Bonds,
VRDN, Sub-Series D-2E, 1.45%, 2/15/31 (b)	2,800	2,800,000

New York State Dormitory Authority, Mental Health Services Revenue Bonds,
VRDN, Sub-Series D-2F, 1.40%, 2/15/31 (b)	29,290	29,290,000

New York State Dormitory Authority, Mental Health Services Revenue Bonds,
VRDN, Sub-Series D-2G, 1.40%, 2/15/31 (b)	18,885	18,885,000

New York State Dormitory Authority, Mental Health Services Revenue Bonds,
VRDN, Sub-Series D-2H, 1.45%, 2/15/31 (b)	15,000	15,000,000

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
(Rockefeller University), VRDN, Series A2, 1.25%, 7/01/32 (b)	8,300	8,300,000

New York State Dormitory Authority, Non-State Supported Debt, Revenue
Refunding Bonds (Cornell University), VRDN, Series B, 1.60%, 7/01/37 (b)	35,150	35,150,000

New York State Dormitory Authority, Non-State Supported Debt, Revenue
Refunding Bonds (Cornell University), VRDN, Series C, 1.40%, 7/01/37 (b)	21,700	21,700,000

New York State Dormitory Authority Revenue Bonds (Glen Eddy, Inc.), VRDN,
1.40%, 7/01/29 (b)	10,775	10,775,000

New York State Dormitory Authority Revenue Bonds, PUTTERS, VRDN, Series 1955,
1.58%, 3/15/15 (b)(c)	6,615	6,615,000

New York State Dormitory Authority Revenue Bonds, PUTTERS, VRDN, Series 1956,
1.58%, 3/15/15 (b)(c)	4,130	4,130,000

New York State Dormitory Authority Revenue Bonds (Teresian Housing
Corporation), VRDN, 1.40%, 7/01/33 (b)	4,690	4,690,000

New York State Dormitory Authority, Revenue Refunding Bonds (Cornell
University), VRDN, Series B, 1.25%, 7/01/30 (b)	8,500	8,500,000

New York State Dormitory Authority, State Supported Debt Revenue Bonds (Cornell
University), VRDN, Series A, 1.25%, 7/01/33 (b)	5,000	5,000,000

New York State Dormitory Authority, State Supported Debt Revenue Bonds (Cornell
University), VRDN, Series B, 1.25%, 7/01/33 (b)	10,000	10,000,000

New York State Energy Research and Development Authority, Facilities Revenue
Bonds (Consolidated Edison Company of New York, Inc. Project), VRDN, AMT, Sub-
Series C-2, 1.65%, 11/01/39 (b)	6,000	6,000,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York State Energy Research and Development Authority, Facilities Revenue
Bonds (Consolidated Edison Company of New York, Inc. Project), VRDN, AMT,
Sub-Series C-3, 1.58%, 11/01/39 (b)	$ 27,500	$ 27,500,000

New York State Environmental Facilities Corporation, State Clean Water and
Drinking Revenue Refunding Bonds, PUTTERS, VRDN, Series 2900,
1.58%, 12/15/15 (b)(c)	3,500	3,500,000

New York State Environmental Quality, GO, VRDN, Series G, 2.95%,
10/08/08 (b)	6,000	6,000,000

New York State, GO, VRDN, Series A, 1.75%, 10/08/08 (b)	9,200	9,200,000

New York State, GO, VRDN, Series B, 2.80%, 7/02/08 (b)	6,640	6,640,000

New York State, HFA, Housing Revenue Bonds (316 11th Avenue Project), VRDN,
AMT, Series A, 1.55%, 5/15/41 (b)(f)	25,000	25,000,000

New York State, HFA, Housing Revenue Bonds (363 West 30th Street), VRDN, AMT,
Series A, 1.47%, 11/01/32 (b)(g)	12,150	12,150,000

New York State, HFA, Housing Revenue Bonds (Helena Housing), VRDN,
AMT, Series A, 1.85%, 5/15/36 (b)(f)	51,500	51,500,000

New York State, HFA, Housing Revenue Bonds (West 33rd Street Housing), VRDN,
AMT, Series A, 1.47%, 11/15/36 (b)(f)	3,400	3,400,000

New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT,
Series A, 1.47%, 11/01/34 (b)	33,700	33,700,000

New York State, HFA, M/F Revenue Bonds (750 6th Ave), VRDN, Series A, 1.55%,
5/15/31 (b)(f)	5,000	5,000,000

New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN,
AMT, Series A, 1.85%, 5/15/36 (b)(f)	5,600	5,600,000

New York State, HFA, Revenue Bonds (10 Barclay Street), VRDN, Series A, 1.42%,
11/15/37 (b)(f)	10,000	10,000,000

New York State, HFA, Revenue Bonds (42nd & 10th Project), VRDN, AMT, Series A,
1.60%, 11/01/41 (b)	34,100	34,100,000

New York State, HFA, Revenue Bonds (125 West 31st Street Housing), ARS, VRDN,
AMT, Series A, 1.55%, 5/15/38 (b)(f)	15,000	15,000,000

New York State, HFA, Revenue Bonds (360 West 43rd Street), VRDN,
AMT, Series A, 1.55%, 11/15/33 (b)(f)	23,565	23,565,000

New York State, HFA, Revenue Bonds (1500 Lexington Associates LLC), VRDN, AMT,
Series A, 1.57%, 5/15/34 (b)(f)	4,400	4,400,000

New York State, HFA, Revenue Bonds (1501 Lex Associates LP), VRDN,
AMT, Series A, 1.75%, 5/15/32 (b)(f)	28,600	28,600,000

New York State, HFA, Revenue Bonds (Avalon Bowery Place II), VRDN,
AMT, Series A, 1.56%, 11/01/39 (b)	25,000	25,000,000

New York State, HFA, Revenue Bonds (Biltmore Tower Project), VRDN,
AMT, Series A, 1.55%, 5/15/34 (b)(f)	37,245	37,245,000

New York State, HFA, Revenue Bonds (Gethsemane Apartments), VRDN, AMT,
Series A, 1.48%, 5/15/33 (b)(f)	12,000	12,000,000

New York State, HFA, Revenue Bonds (Grace Towers Housing II LLC), VRDN, AMT,
Series A, 1.45%, 5/01/40 (b)(g)	4,975	4,975,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York State, HFA, Revenue Bonds (Normandie Court-I Project), VRDN, 1.40%,
5/15/15 (b)	$ 4,050	$ 4,050,000

New York State, HFA, Revenue Bonds (Saxony Housing), VRDN, AMT, Series A,
1.47%, 5/15/30 (b)	29,100	29,100,000

New York State, HFA, Revenue Bonds (Talleyrand Crescent), VRDN, AMT, 1.55%,
5/15/28 (b)(f)	13,000	13,000,000

New York State, HFA, Revenue Bonds (Tribeca), VRDN, AMT, Series A, 1.80%,
11/15/29 (b)(f)	54,400	54,400,000

New York State, HFA, Revenue Bonds (Tribeca Pointe LLC), VRDN, AMT, Series A,
1.55%, 5/15/29 (b)(f)	28,100	28,100,000

New York State, HFA, Revenue Bonds (Victory Housing), VRDN, AMT, Series A,
1.55%, 11/01/33 (b)(g)	10,800	10,800,000

New York State, HFA, Revenue Bonds (West 17th Street Housing), VRDN, AMT,
Series A, 1.50%, 11/01/39 (b)	10,100	10,100,000

New York State, HFA, Revenue Bonds (Worth Street Project), VRDN, AMT, Series A,
1.55%, 5/15/33 (b)(f)	7,900	7,900,000

New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series C,
1.45%, 3/15/26 (b)	7,100	7,100,000

New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
Series A, 1.40%, 4/01/22 (b)	11,100	11,100,000

New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
Series B, 1.80%, 4/01/23 (b)	4,120	4,120,000

New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
Series B, 1.30%, 4/01/25 (b)	83	83,000

New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
Series C, 1.30%, 4/01/25 (b)	8,800	8,800,000

New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
Series E, 1.40%, 4/01/25 (b)	15,720	15,720,000

New York State Local Government Assistance Corporation, Revenue Refunding
Bonds, Senior Lien, VRDN, Series B-AV, 1.50%, 4/01/21 (b)	52,730	52,730,000

New York State Local Government Assistance Corporation, Revenue Refunding
Bonds, Senior Lien, VRDN, Series B-BV, 1.50%, 4/01/21 (b)	3,300	3,300,000

New York State Local Government Assistance Corporation, Revenue Refunding
Bonds, Senior Lien, VRDN, Series B-CV, 1.47%, 4/01/21 (b)	10,380	10,380,000

New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, VRDN,
AMT, Series 125, 1.60%, 10/01/36 (b)	25,000	25,000,000

New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, VRDN,
AMT, Series 135, 2%, 4/01/37 (b)	14,900	14,900,000

New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
VRDN, AMT, Series 150, 2%, 10/01/37 (b)	2,100	2,100,000

New York State Power Authority, CP, 1.47%, 7/08/08	8,000	8,000,000

New York State Power Authority, CP, 2.55%, 7/18/08	13,120	13,120,000

New York State Power Authority, GO, VRDN, 2.10%, 3/01/16 (b)	14,110	14,110,000

New York State Thruway Authority, Highway and Bridge Trust Fund, General
Revenue Bonds, PUTTERS, VRDN, Series 1098, 1.61%, 7/01/13 (a)(b)(c)	10,485	10,485,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York State Thruway Authority, Revenue Refunding Bonds, ROCS, VRDN,
Series II-R-12093, 1.58%, 7/01/15 (a)(b)(c)	$ 14,235	$ 14,235,000

New York State Urban Development Corporation, COP, ROCS, VRDN,
Series II-R-10011CE, 1.60%, 4/01/10 (b)(c)	9,000	9,000,000

New York State Urban Development Corporation Revenue Bonds, PUTTERS, VRDN,
Series 2750, 1.58%, 12/15/15 (b)(c)	5,000	5,000,000

Niagara-Wheatfield, New York, Central School District, GO, BAN,
2.75%, 5/20/09	2,164	2,177,499

North Hempstead, New York, GO, BAN, 3%, 6/26/09	2,000	2,020,354

North Syracuse, New York, Central School District, GO, RAN, 2.75%, 6/19/09	4,000	4,031,191

Ogdensburg, New York, Enlarged City School District, GO, RAN, 2.75%, 6/26/09	3,255	3,268,199

Oneida County, New York, IDA, IDR (Rome Properties LLC Project), VRDN, AMT,
1.76%, 6/01/27 (b)	3,995	3,995,000

Oneida County, New York, IDA, Revenue Bonds (Preswick Glen Civic Facility
Project), VRDN, 1.42%, 10/01/36 (b)	11,500	11,500,000

Onondaga County, New York, IDA, Civic Facility Revenue Bonds (Syracuse
University Project), VRDN, Series B, 1.20%, 7/01/37 (b)	3,885	3,885,000

Onondaga County, New York, IDA, IDR (G.A. Braun Inc. Project), VRDN, AMT,
1.26%, 6/01/34 (b)	9,995	9,995,000

Onondaga County, New York, IDA, IDR (Peregrine International LLC Project), VRDN,
AMT, 1.60%, 5/01/22 (b)	1,700	1,700,000

Onondaga County, New York, IDA, Solid Waste Disposal Facility, Revenue
Refunding Bonds (Solvay Paperboard Project), VRDN, AMT, 1.55%, 7/01/23 (b)	2,300	2,300,000

Ontario County, New York, IDA, Civic Facility Revenue Bonds (Friends of the Finger
Lakes Performing Arts Center, Inc. Project), VRDN, Series A,
1.58%, 12/01/36 (b)	3,345	3,345,000

Orange County, New York, GO, BAN, 3.90%, 7/24/08	7,561	7,561,060

Orangetown, New York, GO, BAN, 3.25%, 1/08/09	7,145	7,161,011

Oswego County, New York, IDA, Civic Facility Revenue Bonds
(O H Properties Inc. Project), VRDN, Series A, 1.26%, 6/01/24 (b)	1,595	1,595,000

Otsego County, New York, IDA, Civic Facility Revenue Bonds (Templeton
Foundation Project), VRDN, Series A, 1.71%, 6/01/27 (b)	2,800	2,800,000

Owego Town, New York, GO, BAN, 2.70%, 1/29/09	3,000	3,001,120

Penn Yan, New York, Central School District, GO, BAN, 2.75%, 6/18/09	15,030	15,164,166

Port Authority of New York and New Jersey Revenue Bonds, FLOATS, VRDN, AMT,
Series 12, 1.60%, 9/15/23 (b)(c)	3,330	3,330,000

Port Authority of New York and New Jersey Revenue Bonds, FLOATS, VRDN, AMT,
Series 2677, 1.60%, 7/15/34 (b)(c)	9,000	9,000,000

Port Authority of New York and New Jersey, Revenue Refunding Bonds, FLOATS,
VRDN, AMT, Series 2714, 1.60%, 12/01/34 (b)(c)	8,665	8,665,000

Port Authority of New York and New Jersey, Revenue Refunding Bonds, FLOATS,
VRDN, AMT, Series 2760, 1.60%, 11/01/35 (b)(c)	31,697	31,697,000

Port Authority of New York and New Jersey, Revenue Refunding Bonds, MERLOTS,
VRDN, AMT, Series C01, 1.30%, 12/01/16 (a)(b)(c)	19,840	19,840,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Port Authority of New York and New Jersey, Revenue Refunding Bonds, PUTTERS,
VRDN, AMT, Series 2945, 1.78%, 5/01/16 (b)(c)	$ 2,500	$ 2,500,000

Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
Bonds (Versatile Structure Obligation), VRDN, Series 3,
1.60%, 6/01/20 (b)	17,310	17,310,000

Poughkeepsie City, New York, GO, BAN, Series A, 2.75%, 4/24/09	4,960	5,006,056

Poughkeepsie City, New York, GO, Refunding, BAN, Series B, 3.90%, 9/12/08	2,454	2,455,270

Poughkeepsie City, New York, GO, Refunding, BAN, Series C, 3.90%, 7/18/08	6,880	6,880,887

Poughkeepsie Town, New York, GO, BAN, 2.75%, 3/20/09	3,635	3,653,989

Ramapo, New York, Housing Authority Revenue Bonds (Fountainview at College
Road, Inc. Project), VRDN, 1.21%, 12/01/29 (b)	15,000	15,000,000

Ridge Road Fire District, New York, GO, BAN, 2%, 12/18/08	3,220	3,226,106

Rockland County, New York, GO, BAN, Series E, 3.641%, 9/04/08	6,700	6,703,025

Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
Project), VRDN, Series A, 1.63%, 7/01/35 (b)	6,640	6,640,000

Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
Project), VRDN, Series B, 1.63%, 7/01/35 (b)	2,970	2,970,000

Rockland County, New York, IDA, Civic Facility Revenue Refunding Bonds
(Dominican College Project), VRDN, Series A, 1.63%, 5/01/34 (b)	9,315	9,315,000

Rome, New York, City School District, GO, BAN, Series A, 4%, 7/25/08	3,500	3,500,482

Schenectady, New York, City School District, GO, RAN, 4%, 7/31/08	5,700	5,700,975

Seneca Falls, New York, Central School District, GO, BAN, 2.75%, 6/19/09	2,675	2,698,179

Seneca Falls, New York, Central School District, GO, RAN, 2.75%, 6/19/09	3,160	3,186,153

South Colonie, New York, Central School District, GO, Refunding, BAN,
2.75%, 6/19/09	5,640	5,689,737

South Glens Falls, New York, Central School District, GO, BAN, 2.75%, 6/19/09	3,400	3,428,787

South Glens Falls, New York, Central School District, GO, RAN, 4%, 7/03/08	2,500	2,500,055

South Glens Falls, New York, Central School District, GO, RAN, 2.75%, 6/19/09	3,775	3,806,230

South Jefferson, New York, Central School District, GO, RAN, 2.75%, 6/18/09	3,240	3,267,982

Southampton, New York, Union Free School District, GO, BAN, 3.90%, 9/17/08	2,500	2,501,403

Suffolk County, New York, GO, TAN, 3.50%, 8/14/08	38,000	38,032,215

Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Touro College
Project), VRDN, 1.45%, 6/01/37 (b)	2,100	2,100,000

Suffolk County, New York, Water Authority Revenue Bonds, BAN,
1.30%, 1/15/13	25,330	25,330,000

Syracuse, New York, IDA, Civic Facility Revenue Bonds (Syracuse University
Project), VRDN, Series A-2, 1.60%, 12/01/37 (b)	18,600	18,600,000

Tarrytowns, New York, GO, Refunding, BAN, 2.75%, 5/28/09	6,620	6,674,035

Thousand Island, New York, Central School District, GO, BAN, 3%, 6/30/09	6,790	6,839,771

Three Village Central School District (Brookhaven and Smithtown), New York, GO,
BAN, 1.99%, 5/15/09	2,093	2,106,923

Tobacco Settlement Financing Corporation of New York, Asset-Backed Revenue
Refunding Bonds, Series B, 4%, 6/01/09	8,205	8,345,850

Tompkins County, New York, GO, BAN, 3.25%, 1/09/09	11,100	11,124,475

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Tompkins County, New York, IDA, Civic Facility Revenue Refunding Bonds (Cornell
	University), VRDN, Series A-1, 1.40%, 7/01/37 (b)	$ 2,400	$ 2,400,000

	Tompkins County, New York, IDA, Civic Facility Revenue Refunding Bonds (Cornell
	University), VRDN, Series A-2, 1.60%, 7/01/37 (b)	3,180	3,180,000

	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
	Bonds, VRDN, Series A, 1.30%, 11/01/35 (b)	5,900	5,900,000

	Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding
	Bonds, VRDN, Series F, 1.41%, 11/01/32 (b)	11,300	11,300,000

	Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding
	Bonds, VRDN, Sub-Series B-2, 1.41%, 1/01/32 (b)	12,300	12,300,000

	Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding
	Bonds, VRDN, Sub-Series B-4, 1.60%, 1/01/32 (b)	14,650	14,650,000

	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (MTA
	Bridges and Tunnels), VRDN, Series AB, 1.41%, 1/01/19 (a)(b)	25,670	25,670,000

	Troy, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic
	Institute), VRDN, Series B, 1.30%, 9/01/37 (b)	10,000	10,000,000

	Troy, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic
	Institute), VRDN, Series C, 1.27%, 9/01/42 (b)	14,500	14,500,000

	Troy, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic
	Institute), VRDN, Series D, 1.25%, 9/01/42 (b)	13,250	13,250,000

	Wappinger, New York, GO, BAN, 2.75%, 4/03/09	3,171	3,194,875

	Watertown, New York, GO, Refunding, BAN, 2%, 2/25/09	3,475	3,491,407

	Westchester County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Northern Westchester Hospital), VRDN, 1.53%, 11/01/24 (b)	4,100	4,100,000

	White Plains, New York, GO, Refunding, BAN, 3%, 1/22/09	1,524	1,527,932

	Williamsville, New York, Central School District, GO, BAN, 2.75%, 6/25/09	2,861	2,878,830

	Yonkers, New York, IDA, Revenue Bonds, MERLOTS, VRDN, Series A01, 1.96%,
	7/01/42 (b)(c)	1,500	1,500,000

	Yorktown, New York, Central School District, GO, BAN, 4%, 10/02/08	6,200	6,207,695

			3,605,434,930

Puerto Rico -	Puerto Rico Municipal Finance Agency Revenue Bonds, FLOATS, VRDN,
0.1%	Series 805, 1.61%, 8/01/27 (a)(b)(c)	4,550	4,550,000

	Total Investments (Cost - $3,609,984,930*) - 99.8%		3,609,984,930
	Other Assets Less Liabilities - 0.2%		5,245,880

	Net Assets - 100.0%	$ 3,615,230,810

* Cost for federal income tax purposes.

(a)	FSA Insured.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	FGIC Insured.

(e)	AMBAC Insured.

(f)	FNMA Collateralized.

(g)	FHLMC Collateralized.

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 3,609,984,930
Level 3	-

Total	$ 3,609,984,930

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008